FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents	$ 88,931	$ 305,352
Restricted cash	74,314	67,252
Marketable securities	13,861	12,033
Related party shareholder loan	10,700
Derivative assets	3,876	9,449
Liabilities
Derivative liabilities	10,455	1,294
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	167,359
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	88,931	305,352
Restricted cash	74,314	67,252
Marketable securities	13,861	12,033
Related party shareholder loan	0
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Related party shareholder loan	10,700
Derivative assets	3,876	9,449
Liabilities
Derivative liabilities	10,455	1,294
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	167,359
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Related party shareholder loan	0
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,122,148	1,185,294
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	1,122,148	1,185,294
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0	0
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	88,931	305,352
Restricted cash	74,314	67,252
Marketable securities	13,861	12,033
Related party shareholder loan	10,700
Derivative assets	3,876	9,449
Liabilities
Derivative liabilities	10,455	1,294
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	167,359
Estimate of Fair Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,122,148	1,185,294
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	88,931	305,352
Restricted cash	74,314	67,252
Marketable securities	13,861	12,033
Related party shareholder loan	10,700
Derivative assets	3,876	9,449
Liabilities
Derivative liabilities	10,455	1,294
Reported Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	167,382
Reported Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	$ 1,122,148	$ 1,185,294